Depreciation and Amortization (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Depreciation and Amortization [Abstract]
Cost of goods sold	$ 6,728	41,918	36,988	33,154
Selling expenses	9	59	53	51
Administrative expenses	1,081	6,732	6,742	3,526
Depreciation	$ 7,818	48,709	43,783	36,731